FAIR VALUES - Fair value of equity instruments changes in other comprehensive income (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of fair value measurement of assets and liability [line items]
Beginning balance of fair value of equity instruments	$ 13,539	$ 17,984
Income through OCI	(4,756)	1,603
Exposure to changes in Purchasing Power	8,783	(6,048)
Ending balance of fair value of equity instruments		13,539
MAE [member]
Disclosure of fair value measurement of assets and liability [line items]
Beginning balance of fair value of equity instruments	7,092	10,470
Income through OCI	(2,482)
Exposure to changes in Purchasing Power	4,610	(3,378)
Ending balance of fair value of equity instruments		7,092
SEDESA [member]
Disclosure of fair value measurement of assets and liability [line items]
Beginning balance of fair value of equity instruments	2,483	3,666
Income through OCI	(869)
Exposure to changes in Purchasing Power	1,614	(1,183)
Ending balance of fair value of equity instruments		2,483
COELSA [member]
Disclosure of fair value measurement of assets and liability [line items]
Beginning balance of fair value of equity instruments	1,414	2,088
Income through OCI	(495)
Exposure to changes in Purchasing Power	919	(674)
Ending balance of fair value of equity instruments		1,414
PROVINCANJE [member]
Disclosure of fair value measurement of assets and liability [line items]
Beginning balance of fair value of equity instruments	417	615
Income through OCI	(145)
Exposure to changes in Purchasing Power	272	(198)
Ending balance of fair value of equity instruments		417
CUYO AVAL SGR [member]
Disclosure of fair value measurement of assets and liability [line items]
Beginning balance of fair value of equity instruments	1,383	505
Income through OCI	(334)	1,229
Exposure to changes in Purchasing Power	1,049	(351)
Ending balance of fair value of equity instruments		1,383
ARGEN CONTROL [member]
Disclosure of fair value measurement of assets and liability [line items]
Beginning balance of fair value of equity instruments	193	285
Income through OCI	(68)
Exposure to changes in Purchasing Power	125	(92)
Ending balance of fair value of equity instruments		193
LOS GROBO SGR [member]
Disclosure of fair value measurement of assets and liability [line items]
Beginning balance of fair value of equity instruments	321	154
Income through OCI	(251)	255
Exposure to changes in Purchasing Power	70	(88)
Ending balance of fair value of equity instruments		321
IEBA SA [member]
Disclosure of fair value measurement of assets and liability [line items]
Beginning balance of fair value of equity instruments	93	138
Income through OCI	(32)
Exposure to changes in Purchasing Power	61	(45)
Ending balance of fair value of equity instruments		93
Others [member]
Disclosure of fair value measurement of assets and liability [line items]
Beginning balance of fair value of equity instruments	143	63
Income through OCI	(80)	119
Exposure to changes in Purchasing Power	$ 63	(39)
Ending balance of fair value of equity instruments		$ 143